Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Value Portfolio
April 30, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Matthew Friedman (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Matthew Friedman is portfolio manager of the fund, which he has managed since January 2012. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

VVAL-12-01  February 2, 2012
1.798008.108

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Value Portfolio
April 30, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Matthew Friedman (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Matthew Friedman is portfolio manager of the fund, which he has managed since January 2012. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

VIPVAL-INV-12-01  February 2, 2012
1.913322.102